Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies
21.	Commitments and Contingencies
(a)	Commitments

As of December 31, 2025, future minimum payment for server and bandwidth service fee commitments, capital commitments, royalties and other expenditures commitments related to licensed contents, as well as other commitments related to services purchases, were as follows (in thousands):

	Server and		Royalties and
	Bandwidth		Expenditure for
	Service Fee	Capital	Licensed Content	Other
	Commitments	Commitments	Commitments	Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2026	327,771	138,731	774,907	75,784	1,317,193
2027	217,220	511	148,491	1,527	367,749
2028	209,986	7,887	2,107	326	220,306
2029	183,022	—	802	—	183,824
Beyond 2029	—	—	800	—	800
	937,999	147,129	927,107	77,637	2,089,872

(b)	Litigation

Overview

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. Were an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Group’s financial position, results of operations or cash flows for the period in which the unfavorable outcome occurs, and potentially in future periods. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2024 and 2025.